Borrowings and financial liabilities - Change in financial liabilities (Details) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure of financial liabilities [line items]
Balance at beginning of period	€ 23,037
Balance at end of period	30,352
Conditional Advances, Non-current [Member]
Disclosure of financial liabilities [line items]
Balance at beginning of period	893
Increase In Financial Liabilities From Proceeds	400
Decrease In Financial Liabilities From Repayments	(279)
Increase Decrease In Financial Liabilities From Amortization	33
Decrease In Financial Liabilities From IAS 20 Grant	(38)
Transfer between non current and current financial liabilities	(103)
Balance at end of period	906
Non-convertible bonds
Disclosure of financial liabilities [line items]
Balance at beginning of period	940
Increase In Financial Liabilities From Proceeds	3,718
Increase Decrease In Financial Liabilities From Amortization	35
Increase In Financial Liabilities From Finance Costs	7
Increase Decrease In Financial Liabilities From Guarantee Deposit	104
Transfer between non current and current financial liabilities	(1,859)
Balance at end of period	2,945
Convertible Bonds [Member]
Disclosure of financial liabilities [line items]
Increase In Financial Liabilities From Proceeds	2,217
Increase Decrease In Financial Liabilities From Amortization	(10)
Increase Decrease In Financial Liabilities From Bifurcation	(819)
Increase Decrease In Financial Liabilities From Fair Value Adjustment	795
Increase In Financial Liabilities From Finance Costs	34
Balance at end of period	2,217
Non Current Lease Obligations [Member]
Disclosure of financial liabilities [line items]
Decrease In Financial Liabilities From Repayments	(54)
Increase Decrease In Financial Liabilities From Lease Obligation	500
Transfer between non current and current financial liabilities	(221)
Balance at end of period	225
Non-current derivative financial instruments
Disclosure of financial liabilities [line items]
Increase Decrease In Financial Liabilities From Bifurcation	819
Increase Decrease In Financial Liabilities From Change In Fair Value Through Profit or Loss	97
Balance at end of period	916
Non-current financial liabilities.
Disclosure of financial liabilities [line items]
Balance at beginning of period	1,833
Increase In Financial Liabilities From Proceeds	6,334
Decrease In Financial Liabilities From Repayments	(333)
Increase Decrease In Financial Liabilities From Amortization	58
Increase Decrease In Financial Liabilities From Lease Obligation	500
Increase Decrease In Financial Liabilities From Bifurcation	(819)
Increase Decrease In Financial Liabilities From Fair Value Adjustment	795
Decrease In Financial Liabilities From IAS 20 Grant	(38)
Increase In Financial Liabilities From Finance Costs	41
Increase Decrease In Financial Liabilities From Guarantee Deposit	104
Transfer between non current and current financial liabilities	(2,183)
Balance at end of period	6,293
Conditional Advances, Current [Member]
Disclosure of financial liabilities [line items]
Balance at beginning of period	274
Transfer between non current and current financial liabilities	103
Balance at end of period	377
Non-convertible Bonds, Current [Member]
Disclosure of financial liabilities [line items]
Balance at beginning of period	3,454
Decrease In Financial Liabilities From Repayments	(3,550)
Increase Decrease In Financial Liabilities From Amortization	96
Transfer between non current and current financial liabilities	1,859
Balance at end of period	1,859
Convertible Bonds, Current [Member]
Disclosure of financial liabilities [line items]
Balance at beginning of period	7,357
Increase In Financial Liabilities From Proceeds	14,550
Decrease In Financial Liabilities From Repayments	(910)
Increase Decrease In Financial Liabilities From Change In Fair Value Through Profit or Loss	1,710
Decrease In Financial Liabilities From Conversion	(16,082)
Balance at end of period	6,626
CIR Prefinancing Debt, Current [Member]
Disclosure of financial liabilities [line items]
Balance at beginning of period	2,134
Increase In Financial Liabilities From Proceeds	3,011
Decrease In Financial Liabilities From Repayments	(2,252)
Increase Decrease In Financial Liabilities From Amortization	43
Increase In Financial Liabilities From Finance Costs	79
Increase Decrease In Financial Liabilities From Guarantee Deposit	272
Balance at end of period	3,287
Current Lease Obligations [Member]
Disclosure of financial liabilities [line items]
Transfer between non current and current financial liabilities	221
Balance at end of period	221
Current financial liabilities.
Disclosure of financial liabilities [line items]
Increase Decrease In Financial Liabilities From Fair Value Adjustment	711
Increase Decrease In Financial Liabilities From Change In Fair Value Through Profit or Loss	77
Balance at end of period	788
Current financial derivative instrument
Disclosure of financial liabilities [line items]
Balance at beginning of period	13,219
Increase In Financial Liabilities From Proceeds	17,561
Decrease In Financial Liabilities From Repayments	(6,712)
Increase Decrease In Financial Liabilities From Amortization	139
Increase Decrease In Financial Liabilities From Change In Fair Value Through Profit or Loss	1,710
Increase In Financial Liabilities From Finance Costs	79
Decrease In Financial Liabilities From Conversion	(16,082)
Increase Decrease In Financial Liabilities From Guarantee Deposit	272
Transfer between non current and current financial liabilities	2,183
Balance at end of period	€ 12,370